Long-Term Debt (Parenthetical) (Detail) (8.625% Senior Note Due 2019, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jun. 29, 2009
8.625% Senior Note Due 2019
Debt Instrument [Line Items]
Aggregate principal amount issued	$ 470,000	$ 470,000	$ 470,000
Discount on issue	$ 8,536	$ 9,470	$ 11,468